GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

The changes in the net carrying amount of goodwill in 2019 and six months ended June 30, 2020 were as follows:

Balance as of January 1, 2019	$125,051

Acquisition of Captain Growth	$758

Balance as of December 31, 2019	$125,809

Acquisition of Content IQ	$23,361

Balance as of June 30, 2020	$149,170

Schedule of Other Intangible Assets

The following is a summary of intangible assets as of June 30, 2020:

	December 31, 2019	Additions	Amortization	OCI	June 30, 2020

Acquired technology	$31,159	$12,483	$-	$25	$43,667
Accumulated amortization	(21,810)	-	(1,320)	(30)	(23,160)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	600	12,483	(1,320)	(5)	11,758

Customer relationships	31,911	4,243	-	9	36,163
Accumulated amortization	(20,727)	-	(659)	(8)	(21,394)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	758	4,243	(659)	1	4,343

Tradename and other	18,284	-	-	38	18,322
Accumulated amortization	(11,897)	-	(180)	(37)	(12,114)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	1,277	-	(180)	1	1,098

Intangible assets, net	$2,635	$16,726	$(2,159)	$(3)	$17,199

The following is a summary of intangible assets as of December 31, 2019:

	December 31, 2018	Additions	Amortization	OCI	December 31, 2019

Acquired technology	$30,807	$442	$-	$(90)	$31,159
Accumulated amortization	(21,242)	-	(649)	81	(21,810)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	816	442	(649)	(9)	600

Customer relationships	31,940	-	-	(29)	31,911
Accumulated amortization	(19,825)	-	(928)	26	(20,727)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	1,689	-	(928)	(3)	758

Tradename and other	18,415	-	-	(131)	18,284
Accumulated amortization	(9,314)	-	(2,679)	96	(11,897)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	3,991	-	(2,679)	(35)	1,277

Intangible assets, net	$6,496	$442	$(4,256)	$(47)	$2,635